Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Dec. 16, 2021
C000231758
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes Short Duration Corporate ETF at NAV
Account Value	$ 10,677	$ 9,919	$ 9,642	$ 9,499	$ 10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,585	8,873	9,005	9,044	10,000
FEDERATED INDEX: Bloomberg US Corporate Bond 1-5 Year Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Bond 1-5 Year Index
Account Value	$ 10,805	$ 10,024	$ 9,670	$ 9,498	$ 10,000